RELATED PARTY TRANSACTIONS - Management Agreements (Details) - $ / vessel	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Frontline
Related Party Transaction [Line Items]
Management fee to be paid per annum	25,170	26,714